Note 12 - Supplemental Cash Flow Data	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

Note 12 – Supplemental Cash Flow Data

Cash payments for interest were $226,960 and $237,121 for the three and nine months ended September 30, 2015 and were $21,627 and $43,233 for the three and nine months ended September 30, 2014.

Note 12 – Supplemental Cash Flow Data Cash payments for interest were $47,111 and $57,281 for the fiscal years ended December 31, 2014 and December 31, 2013, respectively.